S000003464 [Member] Investment Objectives and Goals - Sit Small Cap Growth Fund	Jun. 30, 2026
Prospectus [Line Items]
Risk/Return [Heading]	SIT OPPORTUNITY GROWTH FUND (formerly Sit Small Cap Growth Fund)
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Sit Opportunity Growth Fund (the “Fund”) seeks to maximize long-term capital appreciation.